Finacial Liabilities at Fair Value (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	6 Months Ended
	Jul. 16, 2021	Oct. 31, 2021	Jun. 30, 2023
Finacial Liabilities at Fair Value (Details) [Line Items]
Fair value of warrants (in Dollars)			$ 4
Aggregate proceeds	2,113,905
Non-tradeable warrants shares	16,587
Fair market value of shares	10,041
Non-tradable warrants fair value (in Dollars)			$ 44
Tradable warrants			1,640,455
Investors exercised tradable warrants		1,705,000
Ordinary shares issued		1,705,000
Total proceeds received (in Dollars)		$ 9,377
Deducting fees (in Dollars)		$ 8,721
Tradable warrants fair market value (in Dollars)			$ 361
Warrants are being exercised			7.00%
Financial liability fair market value (in Dollars)			$ 29
IPO [member]
Finacial Liabilities at Fair Value (Details) [Line Items]
Conversion to ordinary shares	756,333
Additional ordinary shares	169,019
Exercise price per share (in Dollars per share)	$ 5.5
Tradable warrants	1,705,000
Warrants [member]
Finacial Liabilities at Fair Value (Details) [Line Items]
Non-tradeable warrants shares	1,149,582
Warrants [member] | IPO [member]
Finacial Liabilities at Fair Value (Details) [Line Items]
Tradable warrants	3,345,455
Warrants to Brokers [Member]
Finacial Liabilities at Fair Value (Details) [Line Items]
Non-tradeable warrants shares	16,587